Stock-Based Compensation (Details) - Schedule of Classification of the Stock Options Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Classification of the Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 5,102	$ 6,160	$ 9,823
Cost of revenue [Member]
Schedule of Classification of the Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	183	233	158
Research and development [Member]
Schedule of Classification of the Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	1,158	1,766	1,684
Sales and marketing [Member]
Schedule of Classification of the Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	1,120	1,317	1,162
General and administrative [Member]
Schedule of Classification of the Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 2,641	$ 2,844	$ 6,819